LVIP SSGA Developed International 150 Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.34%
Australia–4.66%
AGL Energy	405,080	$ 6,261,639
Aurizon Holdings	1,962,192	6,343,729
Scentre Group	2,188,229	6,387,642
Sonic Healthcare	362,484	6,326,243
South32	2,306,970	6,126,821
Stockland	2,349,467	6,426,430
Vicinity Centres	3,487,490	6,439,175
		44,311,679
Canada–1.34%
Power Corp of Canada	274,350	6,397,086
Power Financial	271,950	6,353,335
		12,750,421
Denmark–0.64%
Danske Bank	344,511	6,085,591
		6,085,591
Finland–0.67%
Stora Enso Class R	520,774	6,352,918
		6,352,918
France–12.67%
Atos	65,645	6,340,577
AXA	251,291	6,320,193
BNP Paribas	134,807	6,415,221
Bouygues	177,014	6,328,011
Cie de Saint-Gobain	180,255	6,535,861
Covivio	59,695	6,334,689
Creditricole	533,905	6,446,331
Danone	82,885	6,382,223
Electricite de France	449,987	6,160,038
Engie	423,657	6,317,930
Klepierre	183,018	6,403,619
Natixis	1,222,514	6,548,140
Orange	389,406	6,320,335
Renault	97,453	6,443,371
Sanofi	71,655	6,336,031
Societe Generale	219,837	6,351,856
Suez	475,537	6,299,853
Unibail-Rodamco-Westfield	36,883	6,046,325
Valeo	214,255	6,220,403
		120,551,007
Germany–6.66%
BASF	85,656	6,316,859
Bayer	94,626	6,093,149
Bayerische Motoren Werke	80,623	6,225,227
Covestro	119,086	6,570,124
Daimler	111,116	6,520,648
Deutsche Lufthansa	285,564	6,276,987
Evonik Industries	231,778	6,325,025
Fresenius & Co.	121,352	6,758,264
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Fresenius Medical Care & Co.	82,061	$ 6,595,926
ProSiebenSat.1 Media	400,810	5,706,293
		63,388,502
■Hong Kong–4.01%
CK Hutchison Holdings	593,014	6,235,750
Henderson Land Development	1,043,000	6,626,600
Jardine Matheson Holdings	98,700	6,161,801
Power Assets Holdings	921,500	6,387,400
WH Group	5,865,500	6,273,894
Wheelock & Co.	882,000	6,473,071
		38,158,516
Italy–2.01%
Eni	357,410	6,289,855
Intesa Sanpaolo	2,602,058	6,350,364
Mediobanca Banca di Credito Finanziario	627,245	6,504,404
		19,144,623
Japan–37.94%
AGC	176,200	6,189,101
Aisin Seiki	167,100	5,951,028
Alfresa Holdings	219,200	6,246,486
Asahi Group Holdings	143,300	6,342,174
Astellas Pharma	410,000	6,160,567
Brother Industries	339,900	6,312,835
Canon	216,844	6,296,076
Dai Nippon Printing	277,900	6,619,082
Electric Power Development	250,700	6,113,416
FUJIFILM Holdings	135,700	6,180,870
Fujitsu	88,500	6,400,284
Hitachi	191,326	6,216,300
Honda Motor	227,600	6,181,788
Idemitsu Kosan	165,700	5,542,350
ITOCHU	336,817	6,104,395
Japan Airlines	178,800	6,300,828
Japan Tobacco	252,546	6,255,012
JFE Holdings	355,800	6,056,003
JXTG Holdings	1,252,300	5,716,673
Kajima	416,900	6,167,085
KDDI	280,500	6,033,570
Komatsu	260,800	6,050,467
Konica Minolta	632,400	6,205,913
Marubeni	862,416	5,979,475
Medipal Holdings	264,800	6,272,927
Mitsubishi	213,500	5,944,098
Mitsubishi Chemical Holdings	842,300	5,948,837
Mitsubishi Electric	478,700	6,121,485
LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi UFJ Financial Group	1,218,900	$ 6,028,426
Mitsui & Co.	384,600	5,984,543
Mitsui Chemicals	249,100	6,033,248
Mizuho Financial Group	3,960,200	6,128,296
NGK Insulators	408,100	5,910,537
Nippon Steel & Sumitomo Metal	347,200	6,145,654
Nippon Telegraph & Telephone	144,400	6,145,279
Nissan Motor	726,062	5,962,524
NSK	668,900	6,289,145
Obayashi	616,700	6,215,522
ORIX	429,200	6,166,574
Resona Holdings	1,393,634	6,037,329
Rohm	97,800	6,055,944
Seiko Epson	410,500	6,297,052
Sekisui House	379,755	6,293,094
Seven & i Holdings	160,400	6,051,923
Showa Denko	181,500	6,306,613
Subaru	254,000	5,816,442
Sumitomo	430,000	5,961,644
Sumitomo Chemical	1,287,100	6,008,573
Sumitomo Electric Industries	456,600	6,074,184
Sumitomo Heavy Industries	189,400	6,102,429
Sumitomo Metal Mining	208,200	6,119,336
Sumitomo Mitsui Financial Group	173,100	6,061,739
Takeda Pharmaceutical	147,300	6,032,264
†Tokyo Electric Power	981,700	6,218,110
Tokyo Electron	42,100	6,098,420
Tosoh	396,200	6,158,220
Toyota Motor	102,882	6,060,858
Toyota Tsusho	185,100	6,047,938
Yamaha Motor	319,000	6,260,130
		360,981,115
Netherlands–4.01%
ABN AMRO Group CVA	287,761	6,487,440
ING Groep	536,252	6,497,920
Koninklijke Ahold Delhaize	237,517	6,323,598
NN Group	154,285	6,419,252
Randstad	125,477	6,104,623
Royal Dutch Shell Class B	199,051	6,291,122
		38,123,955
Norway–0.65%
Orkla	811,720	6,233,833
		6,233,833
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–2.66%
Hongkong Land Holdings	873,300	$ 6,215,844
Keppel	1,376,178	6,332,269
Singapore Telecommunications	2,882,100	6,434,903
Wilmar International	2,586,058	6,323,249
		25,306,265
Spain–2.62%
Banco Bilbao Vizcaya Argentaria	1,081,599	6,180,076
Banco de Sabadell	6,166,306	6,146,060
Banco Santander	1,353,434	6,288,055
Repsol	368,924	6,311,652
		24,925,843
Sweden–1.23%
Nordea Bank	709,137	5,399,977
SKF Class B	379,731	6,317,697
		11,717,674
Switzerland–2.05%
Adecco Group	122,282	6,530,416
Novartis	67,634	6,483,350
†UBS Group (New York Shares)	531,474	6,448,661
		19,462,427
United Kingdom–12.52%
Aegon	1,301,935	6,253,790
BAE Systems	1,018,971	6,393,594
Barratt Developments	816,706	6,379,549
BHP Group	272,081	6,564,484
BP	867,445	6,328,981
British American Tobacco	155,165	6,473,143
BT Group	2,121,915	6,164,839
Centrica	4,014,386	5,979,819
easyJet	413,751	6,027,785
†Glencore	1,538,193	6,374,512
Imperial Brands	185,017	6,328,907
J Sainsbury	2,022,450	6,206,206
Kingfisher	2,094,997	6,424,757
Marks & Spencer Group	1,783,673	6,473,437
Standard Lifeerdeen	1,845,535	6,343,155
TUI	609,774	5,848,537
Vodafone Group	3,319,813	6,049,523
Wm Morrison Supermarkets	2,134,684	6,344,784
WPP	581,209	6,139,922
		119,099,724
Total Common Stock (Cost $960,700,656)		916,594,093

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–2.02%
Germany–2.02%
Henkel & Co. 2.08%	63,491	$ 6,483,751
Porsche Automobil Holding 2.84%	101,361	6,360,653
Volkswagen 2.56%	40,329	6,345,470
Total Preferred Stocks (Cost $20,663,849)		19,189,874

MONEY MARKET FUND–0.40%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.39%)	3,858,572	3,858,572
Total Money Market Fund (Cost $3,858,572)		3,858,572
TOTAL INVESTMENTS–98.76% (Cost $985,223,077)	$939,642,539
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.24%	11,783,291
NET ASSETS APPLICABLE TO 117,802,397 SHARES OUTSTANDING–100.00%	$951,425,830

Δ Securities have been classified by country of origin.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
† Non-income producing.

The following futures contracts were outstanding at March 31, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
145	E-mini MSCI EAFE Index	$13,531,400	$13,379,534	6/21/19	$151,866	$—
[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
See accompanying notes.
LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$6,261,639	$38,050,040	$—	$44,311,679
Canada	12,750,421	—	—	12,750,421
Denmark	—	6,085,591	—	6,085,591
Finland	—	6,352,918	—	6,352,918
France	18,680,867	101,870,140	—	120,551,007
Germany	—	63,388,502	—	63,388,502
Hong Kong	—	38,158,516	—	38,158,516
Italy	—	19,144,623	—	19,144,623
Japan	—	360,981,115	—	360,981,115
Netherlands	—	38,123,955	—	38,123,955
Norway	—	6,233,833	—	6,233,833
Singapore	—	25,306,265	—	25,306,265
Spain	—	24,925,843	—	24,925,843
Sweden	—	11,717,674	—	11,717,674
Switzerland	—	19,462,427	—	19,462,427
United Kingdom	—	119,099,724	—	119,099,724
Preferred Stocks	—	19,189,874	—	19,189,874
Money Market Fund	3,858,572	—	—	3,858,572
Total Investments	$41,551,499	$898,091,040	$—	$939,642,539
Derivatives:

Assets:
Futures Contracts	$151,866	$—	$—	$151,866
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Developed International 150 Fund–5